Expense Example {- Fidelity® Emerging Asia Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Emerging Asia Fund - Fidelity Emerging Asia Fund-Default	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 115
3 years	359
5 years	622
10 years	$ 1,375